SHARE CAPITAL - Disclosure of detailed information about restricted share units (Details)	12 Months Ended
Feb. 29, 2024 shares
Restricted Share Unit [Member]
Disclosure of classes of share capital [line items]
Number of restricted share units outstanding	2,830,000
Restricted Share Units 1 [Member]
Disclosure of classes of share capital [line items]
Number of restricted share units outstanding	225,000
Remaining life	4 months 6 days
Vesting Date	Jul. 04, 2024
Restricted Share Units 2 [Member]
Disclosure of classes of share capital [line items]
Number of restricted share units outstanding	150,000
Remaining life	7 months 6 days
Vesting Date	Oct. 04, 2024
Restricted Share Units 3 [Member]
Disclosure of classes of share capital [line items]
Number of restricted share units outstanding	2,380,000
Remaining life	11 months 4 days
Vesting Date	Feb. 02, 2025
Restricted Share Units 4 [Member]
Disclosure of classes of share capital [line items]
Number of restricted share units outstanding	75,000
Remaining life	1 year 4 months 17 days
Vesting Date	Jul. 18, 2025